Schedule of Movement of Deferred Tax Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets, net, beginning balance	$ 33,551	$ 10,983	$ 9,401
Credited to the profit or loss	39,191	23,303	1,549
Decrease of deferred tax assets related to the disposal of a subsidiary		(962)
Effect of exchange rate changes	20	227	33
Deferred tax assets, net, ending balance	$ 72,762	$ 33,551	$ 10,983